Equity Incentive Plan - 6K	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.	Equity Incentive Plan:

On October 1, 2015, the Compensation Committee granted an aggregate of 189,000 restricted shares of common stock, pursuant to the 2011 Equity Incentive Plan. Of the total 189,000 shares issued, 36,000 shares were granted to Seanergy's board of directors and the other 153,000 shares were granted to certain of Seanergy's other employees. On February 3, 2016, 8,000 of the shares granted to certain of Seanergy's other employees were cancelled. The fair value of each share on the grant date was $3.70. The shares to Seanergy's board of directors will vest over a period of two years commencing on October 1, 2015. On October 1, 2015, 12,000 shares vested, 12,000 shares will vest on October 1, 2016 and 12,000 shares will vest on October 1, 2017. All the other shares granted to certain of Seanergy's other employees will vest over a period of three years, commencing on October 1, 2015. On October 1, 2015, 25,000 shares vested, 31,000 shares will vest on October 1, 2016, 42,000 shares will vest on October 1, 2017 and 47,000 shares will vest on October 1, 2018.

The related expense for the nine month periods ended September 30, 2016 and 2015, amounted to $119 and $NIL, respectively, and is included under general and administration expenses. The unrecognized cost for the non-vested shares as of September 30, 2016 and December 31, 2015 amounted to $374 and $521, respectively.

15.	Equity Incentive Plan:
On January 12, 2011, the Board adopted the Seanergy Maritime Holdings Corp. 2011 Equity Incentive Plan ("Plan"). A total of 8,750,000 shares of common stock were reserved for issuance under the Plan, which is administered by the Compensation Committee of the Board of Directors. Under the Plan, officers, key employees, directors, consultants and service providers may be granted incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, unrestricted stock and restricted stock units at the discretion of the Compensation Committee. In May 2012, the total number of shares originally reserved under the Plan was adjusted to 583,334 shares to reflect the one-for-fifteen reverse stock split of June 24, 2011.
On February 16, 2011, the Compensation Committee granted an aggregate of 666 restricted shares of common stock, pursuant to the Plan. Of the total 666 shares issued, 533 shares were granted to Seanergy's two executive directors and the other 133 shares were granted to certain of Seanergy's other employees. The fair value of each share on the grant date was $66.40 and was expensed over three years. All the shares vested proportionally over a period of three years, commencing on January 10, 2012. 223 shares vested on January 10, 2012, 222 shares vested on January 10, 2013 and 219 shares vested on January 10, 2014.
On July 2, 2015, the total number of shares originally reserved under the Plan was increased to 856,667.
On October 1, 2015, the Compensation Committee granted an aggregate of 189,000 restricted shares of common stock, pursuant to the Plan. Of the total 189,000 shares issued, 36,000 shares were granted to Seanergy's board of directors and the other 153,000 shares were granted to certain of Seanergy's other employees. The fair value of each share on the grant date was $3.70 and will be expensed over three years. The shares to Seanergy's board of directors will vest over a period of two years commencing on October 1, 2015. On October 1, 2015, 12,000 shares vested, 12,000 shares will vest on October 1, 2016 and 12,000 shares will vest on October 1, 2017. All the other shares granted to certain of Seanergy's other employees will vest over a period of three years, commencing on October 1, 2015. On October 1, 2015, 25,000 shares vested, 33,000 shares will vest on October 1, 2016, 44,000 shares will vest on October 1, 2017 and 51,000 shares will vest on October 1, 2018.
The related expense for the years ended December 31, 2015, 2014 and 2013, amounted to $178, $NIL and $15, respectively, and is included under general and administration expenses. The unrecognized cost for the non-vested shares as of December 31, 2015 and 2014 amounted to $521 and $NIL, respectively.
On January 8, 2016, we effected a one-for-five reverse stock split of our issued common stock (Note 16). The reverse stock split ratio and the implementation and timing of the reverse stock split were determined by our Board of Directors. The reverse stock split did not change the authorized number of shares or par value of our common stock or preferred stock, but did effect a proportionate adjustment to the number of shares of common stock issuable upon the vesting of restricted stock awards, and the number of shares of common stock eligible for issuance under our Plan. All applicable outstanding equity awards discussed above have been adjusted retroactively for the one-for-five reverse stock split.